UNIT-BASED COMPENSATION - Equity-settled BPY Awards (Details) - Equity-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of the period (in shares)	13,801,795	16,338,511	17,349,629
Number of share options granted (in shares)	800,000	93,750	3,020,931
Number of share options exercised (in shares)	(36,806)	(1,194,569)	(1,180,060)
Number of share options expired and forfeited (in shares)	(291,625)	(1,435,897)	(2,851,989)
Number of share options reclassified (in shares)	(437,151)	0	0
Number of share options outstanding, end of the period (in shares)	13,836,213	13,801,795	16,338,511
Number of share options exercisable (in shares)	9,628,246	7,352,112	5,501,679
Weighted average exercise price of share options , beginning of the period (in usd per share) | $	$ 20.54	$ 20.49	$ 20.53
Weighted average exercise price of share options granted (in usd per share) | $	22.50	22.92	19.51
Weighted average share price of share options exercised (in usd per share) | $	$ 17.71	$ 18.97	$ 17.98
Weighted average exercise price of share options forfeited (in usd per share) | $ / shares	$ 22.18	$ 21.51	$ 19.69
Weighted average exercise price of share options reclassified (in usd per share) | $ / shares	$ 22.48	$ 0.00	$ 0.00
Weighted average exercise price of share options outstanding, end of the period (in usd per share) | $	$ 20.56	$ 20.54	$ 20.49
Weighted average exercise price of share options exercisable (in usd per share) | $	$ 20.26	$ 20.22	$ 19.90